TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss)
Pre-tax income (loss) is comprised as follows:
	Year ended December 31,
	2017	2016	2015

Domestic	$(17,539)	$(7,033)	$(16,898)
Foreign	1,031	1,243	412

	$(16,508)	$(5,790)	$(16,486)

Schedule of the Reconciliation of the Theoretical Tax Expenses
A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2017	2016	2015

Loss before taxes on income	$(16,508)	$(5,790)	$(16,486)

Theoretical tax income computed at the Israeli statutory tax rate (24%, 25% and 26.5% for the years 2017, 2016 and 2015, respectively)	$(3,962)	$(1,448)	$(4,369)

Changes in valuation allowance	8,946	(469)	3,716
Increase (decrease) in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	(5,376)	(216)	679
Write off of prepaid and withholding taxes	909	1,759	1,150
Foreign tax rates differences related to subsidiaries	(48)	576	103
Non-deductible expenses and other	684	567	181
Non-deductible share-based compensation expense	411	1,435	1,896

Actual tax expense	$1,564	$2,204	$3,356

Schedule of Income Tax Expense
Income tax expense is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current taxes	$689	$211	$146
Deferred taxes (benefit)	(34)	234	2,060
Write off of prepaid and withholding taxes	909	1,759	1,150

	$1,564	$2,204	$3,356

Schedule of Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows:

	December 31,
	2017	2016
Deferred tax assets:
Operating and capital loss carryforwards	$20,102	$12,900
Reserves and allowances	3,800	2,022

Deferred tax asset before valuation allowance	23,902	14,922
Valuation allowance	(23,601)	(14,655)
Net deferred tax asset	301	267

Deferred tax liability	-	-
Net deferred tax asset	$301	$267